Equity - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	€ 7,447
Closing balance	€ 7,976	€ 7,447
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	457	456	455
Beginning balance	€ 5	€ 5	€ 5
Issuance of shares (in shares)	2	1	1
Cancellation of shares (in shares)	0	0	0
Ending balance (in shares)	459	457	456
Closing balance	€ 5	€ 5	€ 5